Expense Example - FidelityNewYorkMunicipalIncomeFund-RetailPRO - FidelityNewYorkMunicipalIncomeFund-RetailPRO - Fidelity New York Municipal Income Fund - Fidelity New York Municipal Income Fund	Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591